UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-451-3000
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Signature, Place, and Date of Signing:

            /s/Nelson Peltz             New York, New York             2/13/07
            ------------------------   ------------------------------  -------
              [Signature]                 [City, State]                 [Date]



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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                  Form 13F File Number     Name

                  28-11992                 Trian Partners General Partner, LLC

                  28-12040                 Trian Fund Management GP, LLC

                  28-12038                 Trian Partners Parallel Fund I
                                              General Partner, LLC

                  28-12037                 Trian Partners Parallel Fund II
                                              General Partner, LLC



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:              3
                                               -------------

Form 13F Information Table Value Total:         $  38,831
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number              Name


     01        28-11640                         Peter W. May





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                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6        COLUMN 7        COLUMN 8
   --------             --------      --------     --------           --------        --------        --------        --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Encore Cap Group Inc.     COM          292554102    12,312       977,156     SH         Defined        1             977,156

TXU Corp.                 COM          873168108     2,711        50,000     SH         Defined        1              50,000

Deerfield Triarc
   Cap Corp.              COM          244572301    23,808     1,406,278     SH         Defined        1           1,406,278


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